Non-controlling interests - Schedule Of Non-controlling Interest (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Noncontrolling Interest [Line Items]
Beginning balance	¥ 422,541
Net loss attributable to non-controlling interests	12,399	$ 1,900	¥ (30,399)	¥ 4,685
Acquisition of additional equity interests in a subsidiaries	(41,167)		(26,897)	(18,699)
Dividend distribution to non-controlling interests holders	(12,496)
Disposal of a subsidiary	(2,463)
Capital contribution from non-controlling interests shareholders	185,131		107,950	1,000
Non-controlling interests arising from the acquisition	346,647		314,537
Ending balance	888,055	$ 136,100	422,541
Non-controlling interests
Noncontrolling Interest [Line Items]
Beginning balance	422,541		(51,022)
Net loss attributable to non-controlling interests	12,399		(30,399)
Acquisition of additional equity interests in a subsidiaries	(19,853)		(16,400)	(12,764)
Dividend distribution to non-controlling interests holders	(12,496)
Disposal of a subsidiary	(2,463)
Dilution on non-controlling interests due to the Company's contribution to its subsidiary	(703)		97,875
Capital contribution from non-controlling interests shareholders	141,983		107,950	1,000
Non-controlling interests arising from the acquisition	346,647		314,537
Ending balance	¥ 888,055		¥ 422,541	¥ (51,022)